PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of March 31, 2026 and June 30, 2025.

	March 31, 2026 (Unaudited)	June 30, 2025

Office equipment at cost	$31,181	$25,078
Less: Accumulated depreciation	(26,960)	(25,078)

Total property, plant, and equipment	$4,221	$-

Depreciation expense for the three months ended March 31, 2026 and 2025 was $316 and $0, respectively. Depreciation expense for the nine months ended March 31, 2026 and 2025 was $670 and $0, respectively.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2026

(Unaudited)

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2025	2024

Office equipment at cost	$25,078	$25,543
Less: Accumulated depreciation	(25,078)	(25,543)

Total property, plant, and equipment	$-	$-

Depreciation expense for the years ended June 30, 2025 and 2024 was $0 and $297, respectively.